Federal Funds Purchased and Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Information Related to Repurchase Agreements and Federal Funds Purchased

Information related to repurchase agreements and federal funds purchased are summarized below:

	Repurchase Agreements		Federal Funds Purchased
	2014	2013	2014	2013
Balance at end of year	$21,051,231	$20,215,183	$-	$-

Average balance during the year	20,803,203	19,137,272	282	10,970

Maximum month-end balance	23,409,716	22,736,128	-	-

Weighted-average rate during the year	.82%	.74%	1.00%	.30%

Rate at December 31.86%		.76%	-	-